INVESTMENTS IN ASSOCIATES (Details Textual) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ARS ($)
Inversiones Puerto Coronel S.A. [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates	$ 5,745
Falcão MS SPE S.A., [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates		$ 11,395	$ 63,488
Falcão MS SPE S.A., [Member] | Arauco Participacoes Florestais Ltda [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates		$ 42,113	$ 230,039